Interest in Joint Operation (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of joint operations [line items]
Non-current assets	$ 5,535.7		$ 5,927.7
Property, plant and equipment	4,815.7		5,079.1
Environmental trust funds	98.8		88.1		$ 79.3
Cash and cash equivalents	769.4		524.7		$ 886.8	$ 515.0
Inventories	759.0		627.6
Total assets	7,338.1		7,348.8
Retained earnings	2,629.2		2,222.6
Non-current liabilities	2,213.2		2,396.3
Deferred taxation	399.8		500.9
Finance lease liabilities	330.1		355.1
Long-term incentive plan	22.4		28.2
Current liabilities	785.4		822.4
Trade and other payables	600.7		577.7
Current portion of finance lease liabilities	64.1		60.4
Total equity and liabilities	7,338.1		7,348.8
Joint operations
Disclosure of joint operations [line items]
Non-current assets	517.4	$ 759.0	587.8	$ 808.0
Property, plant and equipment	515.0	755.4	587.8	808.0
Environmental trust funds	2.5	3.6	0.0	0.0
Current assets	62.6	91.9	45.4	62.4
Cash and cash equivalents	10.8	15.9	7.6	10.4
Inventories	50.4	74.0	36.1	49.6
Other receivables	1.4	2.0	1.7	2.4
Total assets	580.1	850.9	633.2	870.4
Retained earnings	116.9	171.5	64.6	88.9
Non-current liabilities	153.3	224.9	161.5	221.9
Deferred taxation	58.2	85.4	63.4	87.2
Finance lease liabilities	75.2	110.3	76.2	104.7
Environmental rehabilitation costs	18.1	26.6	20.2	27.7
Long-term incentive plan	1.8	2.6	1.7	2.3
Current liabilities	309.8	454.5	407.1	559.6
Related entity loans payable	278.7	408.9	377.2	518.5
Trade and other payables	23.0	33.7	22.3	30.7
Current portion of finance lease liabilities	8.1	11.9	7.6	10.4
Total equity and liabilities	$ 580.1	$ 850.9	$ 633.2	$ 870.4